Income Taxes - Earnings Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings before income taxes
Earnings before income taxes	$ 18,063	$ 14,444	$ 12,316
Domestic [Member]
Earnings before income taxes
Earnings before income taxes	(5,396)	(6,184)	(3,773)
Non-U.S. [Member]
Earnings before income taxes
Earnings before income taxes	$ 23,459	$ 20,628	$ 16,089